UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     /s/ Richard Grossman     New York, NY     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $873,376 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL INC                        COM              00184X105    30875  1302210 SH       SOLE                  1302210        0        0
APOLLO GROUP INC               CL A             037604105    28192   713900 SH  PUT  SOLE                   713900        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    20462  2703100 SH  CALL SOLE                  2703100        0        0
CIT GROUP INC                  COM NEW          125581801    42475   901800 SH       SOLE                   901800        0        0
CVS CAREMARK CORPORATION       COM              126650100    18595   534800 SH       SOLE                   534800        0        0
EBIX INC                       COM NEW          278715206     2204    93100 SH       SOLE                    93100        0        0
GLOBE SPECIALTY METALS INC     COM              37954N206    44339  2594443 SH       SOLE                  2594443        0        0
INTEROIL CORP                  COM              460951106    17960   249200 SH  PUT  SOLE                   249200        0        0
ISHARES TR                     S&P 500 INDEX    464287200   125750  1000000 SH  PUT  SOLE                  1000000        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    21881   329142 SH       SOLE                   329142        0        0
MF GLOBAL HLDGS LTD            COM              55277J108    14949  1788100 SH       SOLE                  1788100        0        0
MGIC INVT CORP WIS             COM              552848103    30907  3033033 SH       SOLE                  3033033        0        0
MOTOROLA INC                   COM              620076109    25844  2849400 SH       SOLE                  2849400        0        0
NAVIOS MARITIME ACQUIS CORP    *W EXP 06/25/201 Y62159119      560   823300 SH       SOLE                   823300        0        0
NAVIOS MARITIME ACQUIS CORP    SHS              Y62159101     2980   741268 SH       SOLE                   741268        0        0
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     5023   951311 SH       SOLE                   951311        0        0
NAVISTAR INTL CORP NEW         COM              63934E108    17373   300000 SH  PUT  SOLE                   300000        0        0
SAIC INC                       COM              78390X101     8365   527400 SH       SOLE                   527400        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    70729  2349015 SH       SOLE                  2349015        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102     9444   173600 SH       SOLE                   173600        0        0
STRAYER ED INC                 COM              863236105    18160   119300 SH  PUT  SOLE                   119300        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    65248  2306400 SH       SOLE                  2306400        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    56580  2000000 SH  CALL SOLE                  2000000        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    54976  1819177 SH       SOLE                  1819177        0        0
XEROX CORP                     COM              984121103    57273  4971635 SH       SOLE                  4971635        0        0
XEROX CORP                     COM              984121103    36169  3139700 SH  CALL SOLE                  3139700        0        0
XL GROUP PLC                   SHS              G98290102    20122   922200 SH  CALL SOLE                   922200        0        0
XL GROUP PLC                   SHS              G98290102    25941  1188883 SH       SOLE                  1188883        0        0